Supplementary Cash Flow Information	6 Months Ended
Jun. 30, 2018
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

23. SUPPLEMENTARY CASH FLOW INFORMATION

The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Current Portion of Long-Term Debt	Long-Term Debt
As at December 31, 2016	-	-	6,332
Changes From Financing Cash Flows:
Issuance of Long-Term Debt	-	-	3,842
Net Issuance (Repayment) of Revolving Long-Term Debt	-	-	30
Issuance of Debt Under Asset Sale Bridge Facility	-	892	2,677
Dividends Paid	(102)	-	-
Non-Cash Changes:
Dividends Declared	102	-	-
Unrealized Foreign Exchange (Gain) Loss	-	-	(365)
Other	-	1	4
As at June 30, 2017	-	893	12,520

As at December 31, 2017	-	-	9,513
Changes From Financing Cash Flows:
Dividends Paid	(122)	-	-
Net Issuance (Repayment) of Revolving Long-Term Debt	-	-	(13)
Non-Cash Changes:
Dividends Declared	122	-	-
Unrealized Foreign Exchange (Gain) Loss	-	-	490
Finance Costs	-	-	2
As at June 30, 2018	-	-	9,992